Equity (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital stock:
Common stock	[1]	₩ 2,608,176	₩ 2,370,998
Preferred stock		361,465	361,465
Capital stock		2,969,641	2,732,463
Hybrid bonds		2,179,934	1,731,235
Capital surplus:
Share premium		11,352,924	10,155,150
Others		882,015	410,203
Capital surplus		12,234,939	10,565,353
Capital adjustments		(687,935)	(1,116,770)	₩ (552,895)
Accumulated other comprehensive income, net of tax:
Gain on financial assets at fair value through other comprehensive income		226,811	306,470
Gain (Loss) on financial assets at fair value through profit or loss (overlay approach)		161,919	71,621
Equity in other comprehensive income of associates		4,849	8,177
Foreign currency translation adjustments for foreign operations		(377,061)	(217,465)
Net loss from cash flow hedges		(48,171)	(33,711)
Other comprehensive income of separate account		18,423	14,539
Actuarial gains (losses)		(385,780)	(401,532)
Changes in own credit risk on financial liabilities designated under fair value option		(5,171)	(8,255)
Accumulated other comprehensive income, net of tax		(404,181)	(260,156)
Retained earnings	[2],[3],[4]	27,777,169	25,525,821
Non-controlling interests	[5],[6]	2,287,291	2,752,435
Total equity		₩ 46,356,858	₩ 41,930,381

[1]	For the year ended December 31, 2020, it increased due to common stock and third-party allocation paid-in capital increase issued when the Group acquired residual shares of Orange Life Insurance Co., Ltd and Neoplux Co, Ltd. The cost deducted from the issuing capital is W13,300 million. Affinity Equity Partners and Baring Private Equity Asia who have participated in third-party allocation-based capital increase have a right to practically appoint one director, respectively.
[2]	As of December 31, 2019 and 2020, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to W2,191,677 million and W2,304,595 million, respectively.
[3]	As of December 31, 2019 and 2020, the regulatory reserves for loan losses the Group appropriated in retained earnings are W8,728 million and W11,988 million, respectively.
[4]	As of December 31, 2020, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to W6,824,002 million.
[5]	As of December 31, 2019 and 2020, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank and Shinhan Capital have recognized as non-controlling interests are W1,147,635 million and W2,035,762 million, respectively. And, for the years ended December 31, 2019 and 2020, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, and Shinhan Capital, W36,729 million and W54,619 million, respectively, are allocated to profit attributed to non-controlling interest.
[6]	The non-controlling interest of W1,330,337 million decreased due to taking over for Orange Life Insurance Co.,Ltd. for the year ended December 31, 2020.